Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended					3 Months Ended			12 Months Ended			1 Months Ended				1 Months Ended
	Feb. 04, 2013	Jul. 24, 2012	Jul. 17, 2012	May 16, 2012	Oct. 13, 2010	May 04, 2013 Store	Jul. 28, 2012	Apr. 28, 2012	Feb. 02, 2013 Store	Jan. 28, 2012 Store	Jan. 29, 2011	Jul. 24, 2012 Series A 8% Percent Convertible Preferred Stock [Member]	May 16, 2012 Series A 8% Percent Convertible Preferred Stock [Member]	Feb. 04, 2013 Subsequent Event [Member]	May 04, 2013 Maximum [Member]	Oct. 26, 2012 Term Loan Facility [Member]	Jul. 27, 2012 Term Loan Facility [Member]	May 16, 2012 Term Loan Facility [Member]	Jul. 24, 2012 IPO [Member]	Jul. 24, 2012 Shares Sold By Stockholders [Member]	Jul. 24, 2012 Underwriters [Member]
Significant Accounting Policies [Line Items]
Products offering price									$ 5						$ 5
Number of operated stores						258			244	192
Reverse stock split ratio			0.3460
Common stock, shares authorized			120,000,000			120,000,000		120,000,000	120,000,000	120,000,000
Preferred stock dividend, percentage			8.00%			8.00%		8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Initial public offering shares (shares)	13,012,250	11,057,692												13,012,250					4,807,692	6,250,000	1,442,308
Initial public offering shares price per share	$ 35.65	$ 17.00												$ 35.65
Net proceeds from issuance of initial public offering after deducting underwriting discounts and commissions and offering costs		73,200,000
Underwriters discount and legal, accounting, and other expenses	1,000,000	8,500,000												1,000,000
Repayment of Term Loan Facility		65,300,000					65,300,000		65,500,000	0	0					300,000	65,300,000
Interest expense		700,000							2,400,000								700,000
Common stock shares issued, price per share (dollars per share)														$ 35.65
Fees related to issuance of common stock														1,000,000
Common stock, shares issued						54,019,137		18,262,303	53,980,797	16,248,797				13,012,250
Term loan facility																		100,000,000
Convertible preferred stock, dividends				$ 99,500,000	$ 196,700,000				$ 99,451,000		$ 192,417,000							$ 99,500,000
Preferred Stock converted into common stock (shares)												30,894,953